CLASS A ORDINARY SHARES - Pre funded warrants (Details) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CLASS A ORDINARY SHARES
Weighted average exercise price outstanding per share	$ 0.01
Exercised	$ 0.01
Weighted average exercise price outstanding per share		$ 0.01
Weighted average remaining period, outstanding		5 years 5 months 15 days
Pre-funded warrants
CLASS A ORDINARY SHARES
Warrants Outstanding	1,470,000
Exercised	(1,470,000)
Warrants Outstanding		1,470,000